Cash and Cash Equivalents (Details Narrative) - EUR (€) € in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Cash and cash equivalents [abstract]
Cash and cash equivalents	€ 19,451	€ 11,083	€ 15,126	€ 3,959